Major restructuring costs - Summary of Major Restructuring Charges from by Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of restructuring costs [line items]
Cost of sales	£ 9,017	£ 9,048	£ 8,565
Selling, general and administration	9,088	11,015	9,385
Research and development	7,525	6,401	6,223
Other operating expense	(16)	1,530	363
Cost of major restructuring
Disclosure of restructuring costs [line items]
Cost of sales	48	163	164
Selling, general and administration	44	160	216
Research and development	17	9	2
Other operating expense	0	21	0
Cost charged to operating profit	£ 109	£ 353	£ 382